NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A - Supply Agreements (Details) $ in Millions			1 Months Ended
	Mar. 04, 2019 USD ($) MW	Jan. 07, 2019 USD ($) MW	Dec. 29, 2019 USD ($) MW	Mar. 31, 2018 USD ($) MW	Nov. 30, 2016 MW	Jan. 03, 2021 USD ($)	Mar. 31, 2017 USD ($)
Sunpower and Total
Supply Commitment [Line Items]
Period for commitment					4 years
Power commitment (MW) | MW	10	3.7	93	3.42	200
Maximum power covered (MW) | MW					150
Option to purchase performance line solar panels (MW) | MW					50
Total
Supply Commitment [Line Items]
Contract liabilities							$ 88.5
Contract liabilities, current portion			$ 17.6			$ 9.3
Contract liabilities, net of current portion			35.4			$ 33.1
Remaining amount committed	$ 3.2	$ 1.4	$ 38.4	$ 1.3
Percent of commitment paid	10.00%	10.00%	10.00%	10.00%